FINANCE LEASE (Components of Investments) (Details) (USD $)	Apr. 01, 2015	Dec. 31, 2013	Dec. 31, 2012
Capital Leases of Lessor [Abstract]
Total minimum lease payments to be received		$ 5,695,000	$ 9,824,000
Less: unearned income		(441,000)	(1,099,000)
Net investment in finance lease		5,254,000	8,725,000
Less current portion		(3,477,000)	(3,471,000)
Noncurrent portion		1,777,000	5,254,000
Purchase Option for Vessel	$ 1